Financial Risk Management - Additional Information (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets	₩ 303,343,000,000	₩ 243,543,000,000
Variable Interest Rate
Disclosure of detailed information about financial instruments [line items]
Borrowings	₩ 0	0
Currency risk
Disclosure of detailed information about financial instruments [line items]
Foreign exchange risk movement in currency percentage	10.00%
Financial assets	₩ 41,332,000,000	40,413,000,000
Financial liabilities	17,467,000,000	₩ 19,329,000,000
Price Risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Financial liabilities	₩ 0